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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number: __________
     This Amendment (Check only one.):    [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
Address:  3555 Farnam Street
          Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Senior Vice President
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg  Omaha, NE      November 14, 2012
-------------------- -------------- -----------------
[Signature]          [City, State]  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
28-5194               General Re - New England Asset Management, Inc.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               14

Form 13F Information Table Entry Total:         119

Form 13F Information Table Value Total:     $75,326,633
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     FORM 13F FILE
NO.  NUMBER         NAME
1.     28-2226      Berkshire Hathaway Homestate Insurance Company
2.     28-5678      Berkshire Hathaway Life Insurance Co. of Nebraska
3.     28-14389     BH Finance LLC
4.     28-554       Buffett, Warren E.
5.     28-1517      Columbia Insurance Co.
6.     28-06102     Cypress Insurance Company
7.     28-11217     Fechheimer Brothers Company
8.     28-852       GEICO Corp.
9.     28-12941     Medical Protective Corp.
10.    28-1066      National Fire & Marine
11.    28-718       National Indemnity Co.
12.    28-5006      National Liability & Fire Ins. Co.
13.    28-11222     Nebraska Furniture Mart
14.    28-12947     U.S. Investment Corp.

                            Berkshire Hathaway Inc.
                          Form 13F Information Table
                              September 30, 2012

                Title                            Shares or                               Voting Authority
                of                Market Value   Principal    Investment    Other    -------------------------
Name of Issuer  Class  CUSIP     (In Thousands)   Amount      Discretion   Managers     Sole      Shared  None
AMERICAN
  EXPRESS CO    COM    025816109      110,999     1,952,142 Shared-Defined 4           1,952,142       -   -
AMERICAN
  EXPRESS CO    COM    025816109      979,436    17,225,400 Shared-Defined 4, 5       17,225,400       -   -
AMERICAN
  EXPRESS CO    COM    025816109       47,753       839,832 Shared-Defined 4, 7          839,832       -   -
AMERICAN
  EXPRESS CO    COM    025816109      110,485     1,943,100 Shared-Defined 4, 8, 11    1,943,100       -   -
AMERICAN
  EXPRESS CO    COM    025816109      454,575     7,994,634 Shared-Defined 4, 10       7,994,634       -   -
AMERICAN
  EXPRESS CO    COM    025816109    6,837,749   120,255,879 Shared-Defined 4, 11     120,255,879       -   -
AMERICAN
  EXPRESS CO    COM    025816109       79,588     1,399,713 Shared-Defined 4, 13       1,399,713       -   -
BANK OF NEW
  YORK MELLON
  CORP          COM    064058100      181,894     8,041,300 Shared-Defined 4           8,041,300       -   -
BANK OF NEW
  YORK MELLON
  CORP          COM    064058100       40,578     1,793,915 Shared-Defined 2, 4, 11    1,793,915       -   -
BANK OF NEW
  YORK MELLON
  CORP          COM    064058100      221,647     9,798,700 Shared-Defined 4, 8, 11    9,798,700       -   -
COCA COLA CO    COM    191216100       30,344       800,000 Shared-Defined 4             800,000       -   -
COCA COLA CO    COM    191216100    3,045,142    80,283,200 Shared-Defined 4, 5       80,283,200       -   -
COCA COLA CO    COM    191216100       69,184     1,824,000 Shared-Defined 4, 6        1,824,000       -   -
COCA COLA CO    COM    191216100      546,617    14,411,200 Shared-Defined 4, 8, 11   14,411,200       -   -
COCA COLA CO    COM    191216100      693,300    18,278,400 Shared-Defined 4, 10      18,278,400       -   -
COCA COLA CO    COM    191216100   10,616,273   279,891,200 Shared-Defined 4, 11     279,891,200       -   -
COCA COLA CO    COM    191216100      134,727     3,552,000 Shared-Defined 4, 12       3,552,000       -   -
COCA COLA CO    COM    191216100       36,413       960,000 Shared-Defined 4, 13         960,000       -   -
CONOCOPHILLIPS  COM    20825C104       58,036     1,014,974 Shared-Defined 4, 8, 11    1,014,974       -   -
CONOCOPHILLIPS  COM    20825C104      114,320     1,999,300 Shared-Defined 4, 10       1,999,300       -   -
CONOCOPHILLIPS  COM    20825C104    1,207,049    21,109,637 Shared-Defined 4, 11      21,109,637       -   -
COSTCO WHSL
  CORP NEW      COM    22160K105      434,030     4,333,363 Shared-Defined 4, 11       4,333,363       -   -
DAVITA INC      COM    23918K108      434,910     4,197,569 Shared-Defined 4           4,197,569       -   -
DAVITA INC      COM    23918K108      621,660     6,000,000 Shared-Defined 4, 8, 11    6,000,000       -   -
DEERE & CO      COM    244199105      137,420     1,666,300 Shared-Defined 4           1,666,300       -   -
DEERE & CO      COM    244199105      190,709     2,312,467 Shared-Defined 4, 8, 11    2,312,467       -   -
DIRECTV         COM    25490A309      343,797     6,556,000 Shared-Defined 4           6,556,000       -   -
DIRECTV         COM    25490A309    1,206,099    22,999,600 Shared-Defined 4, 8, 11   22,999,600       -   -
GANNETT INC     COM    364730101       30,889     1,740,231 Shared-Defined 4, 11       1,740,231       -   -
GENERAL
  DYNAMICS
  CORP          COM    369550108      256,355     3,877,122 Shared-Defined 4, 8, 11    3,877,122       -   -

GENERAL
  ELECTRIC CO     COM            369604103     13,374    588,900 Shared-Defined 4            588,900   - -
GENERAL MTRS CO   COM            37045V100    113,750  5,000,000 Shared-Defined 4          5,000,000   - -
GENERAL MTRS CO   COM            37045V100    227,500 10,000,000 Shared-Defined 4, 8, 11  10,000,000   - -
GLAXOSMITHKLINE
  PLC             SPONSORED ADR  37733W105     69,846  1,510,500 Shared-Defined 4, 11      1,510,500   - -
INTERNATIONAL
  BUSINESS MACHS  COM            459200101     17,525     84,480 Shared-Defined 4             84,480   - -
INTERNATIONAL
  BUSINESS MACHS  COM            459200101     98,497    474,800 Shared-Defined 4, 8, 11     474,800   - -
INTERNATIONAL
  BUSINESS MACHS  COM            459200101 13,890,565 66,958,616 Shared-Defined 4, 11     66,958,616   - -
JOHNSON &
  JOHNSON         COM            478160104     22,540    327,100 Shared-Defined 4            327,100   - -
JOHNSON &
  JOHNSON         COM            478160104     11,365    164,928 Shared-Defined 4, 5         164,928   - -
KRAFT FOODS INC   CL A           50075N104     23,900    578,000 Shared-Defined 4            578,000   - -
KRAFT FOODS INC   CL A           50075N104    167,434  4,049,200 Shared-Defined 4, 5       4,049,200   - -
KRAFT FOODS INC   CL A           50075N104    293,056  7,087,200 Shared-Defined 4, 8, 11   7,087,200   - -
KRAFT FOODS INC   CL A           50075N104    775,310 18,749,950 Shared-Defined 4, 11     18,749,950   - -
LEE ENTERPRISES
  INC             COM            523768109      1,673  1,130,720 Shared-Defined 4, 5       1,130,720   - -
LIBERTY MEDIA
  CORPORATION     LIB CAP COM A  530322106    260,200  2,500,000 Shared-Defined 4          2,500,000   - -
LIBERTY MEDIA
  CORPORATION     LIB CAP COM A  530322106    312,240  3,000,000 Shared-Defined 4, 8, 11   3,000,000   - -
M & T BK CORP     COM            55261F104     51,957    546,000 Shared-Defined 4, 8, 11     546,000   - -
M & T BK CORP     COM            55261F104     15,682    164,795 Shared-Defined 4, 10        164,795   - -
M & T BK CORP     COM            55261F104    444,516  4,671,245 Shared-Defined 4, 11      4,671,245   - -
MASTERCARD INC    CL A           57636Q104    182,849    405,000 Shared-Defined 4, 8, 11     405,000   - -
MEDIA GEN INC     CL A           584404107     24,067  4,646,220 Shared-Defined 4          4,646,220   - -
MOODYS CORP       COM            615369105    694,326 15,719,400 Shared-Defined 4, 8, 11  15,719,400   - -
MOODYS CORP       COM            615369105    560,776 12,695,850 Shared-Defined 4, 11     12,695,850   - -
NATIONAL
  OILWELL VARCO
  INC             COM            637071101    162,095  2,023,400 Shared-Defined 4          2,023,400   - -
NATIONAL
  OILWELL VARCO
  INC             COM            637071101    173,310  2,163,400 Shared-Defined 4, 8, 11   2,163,400   - -
PHILLIPS 66       COM            718546104    301,210  6,495,800 Shared-Defined 4          6,495,800   - -
PHILLIPS 66       COM            718546104    422,600  9,113,650 Shared-Defined 4, 8, 11   9,113,650   - -
PHILLIPS 66       COM            718546104     46,354    999,650 Shared-Defined 4, 10        999,650   - -
PHILLIPS 66       COM            718546104    489,427 10,554,818 Shared-Defined 4, 11     10,554,818   - -
PRECISION
  CASTPARTS CORP  COM            740189105     84,545    517,600 Shared-Defined 4            517,600   - -
PRECISION
  CASTPARTS CORP  COM            740189105    119,451    731,301 Shared-Defined 4, 8, 11     731,301   - -
PROCTER &
  GAMBLE CO       COM            742718109     21,876    315,400 Shared-Defined 4            315,400   - -
PROCTER &
  GAMBLE CO       COM            742718109  1,406,621 20,280,000 Shared-Defined 4, 5      20,280,000   - -
PROCTER &
  GAMBLE CO       COM            742718109    108,202  1,560,000 Shared-Defined 4, 6       1,560,000   - -
PROCTER &
  GAMBLE CO       COM            742718109    432,806  6,240,000 Shared-Defined 4, 8, 11   6,240,000   - -
PROCTER &
  GAMBLE CO       COM            742718109    432,806  6,240,000 Shared-Defined 4, 10      6,240,000   - -
PROCTER &
  GAMBLE CO       COM            742718109  1,205,316 17,377,678 Shared-Defined 4, 11     17,377,678   - -
PROCTER &
  GAMBLE CO       COM            742718109     54,101    780,000 Shared-Defined 4, 12        780,000   - -
SANOFI            SPONSORED ADR  80105N105     21,035    488,500 Shared-Defined 4, 8, 11     488,500   - -
SANOFI            SPONSORED ADR  80105N105     21,949    509,742 Shared-Defined 4, 5, 9      509,742   - -

SANOFI        SPONSORED ADR  80105N105     7,290    169,300 Shared-Defined 4, 10           169,300   -        -
SANOFI        SPONSORED ADR  80105N105   124,707  2,896,133 Shared-Defined 4, 11         2,896,133   -        -
TORCHMARK
  CORP        COM            891027104     5,973    116,326 Shared-Defined 2, 4, 11        116,326   -        -
TORCHMARK
  CORP        COM            891027104    34,640    674,592 Shared-Defined 4, 5            674,592   -        -
TORCHMARK
  CORP        COM            891027104    49,273    959,550 Shared-Defined 4, 10           959,550   -        -
TORCHMARK
  CORP        COM            891027104   127,623  2,485,350 Shared-Defined 4, 11         2,485,350   -        -
US BANCORP
  DEL         COM NEW        902973304    20,246    590,275 Shared-Defined 4               590,275   -        -
US BANCORP
  DEL         COM NEW        902973304   799,440 23,307,300 Shared-Defined 4, 5         23,307,300   -        -
US BANCORP
  DEL         COM NEW        902973304   434,900 12,679,300 Shared-Defined 4, 8, 11     12,679,300   -        -
US BANCORP
  DEL         COM NEW        902973304    74,568  2,174,000 Shared-Defined 4, 5, 9       2,174,000   -        -
US BANCORP
  DEL         COM NEW        902973304   712,367 20,768,726 Shared-Defined 4, 11        20,768,726   -        -
US BANCORP
  DEL         COM NEW        902973304    59,854  1,745,000 Shared-Defined 4, 14         1,745,000   -        -
U S G CORP    COM NEW        903293405   374,735 17,072,192 Shared-Defined 4, 11        17,072,192   -        -
UNITED
  PARCEL
  SERVICE
  INC         CL B           911312106     4,251     59,400 Shared-Defined 4                59,400   -        -
VERISK
  ANALYTICS
  INC         CL A           92345Y106    74,435  1,563,434 Shared-Defined 4, 8, 11      1,563,434   -        -
VIACOM INC
  NEW         CL B           92553P201   211,895  3,954,000 Shared-Defined 4             3,954,000   -        -
VIACOM INC
  NEW         CL B           92553P201   195,775  3,653,200 Shared-Defined 4, 8, 11      3,653,200   -        -
VISA INC      COM CL A       92826C839   208,867  1,555,459 Shared-Defined 4, 8, 11      1,555,459   -        -
WABCO
  HLDGS INC   COM            92927K102    39,189    679,532 Shared-Defined 4               679,532   -        -
WABCO
  HLDGS INC   COM            92927K102    53,046    919,532 Shared-Defined 4, 8, 11        919,532   -        -
WAL MART
  STORES INC  COM            931142103    21,402    290,000 Shared-Defined 4               290,000   -        -
WAL MART
  STORES INC  COM            931142103    12,546    170,000 Shared-Defined 1, 2, 4, 11     170,000   -        -
WAL MART
  STORES INC  COM            931142103     2,177     29,500 Shared-Defined 2, 4, 11         29,500   -        -
WAL MART
  STORES INC  COM            931142103   309,960  4,200,000 Shared-Defined 3, 4, 5       4,200,000   -        -
WAL MART
  STORES INC  COM            931142103    18,819    255,000 Shared-Defined 4, 5            255,000   -        -
WAL MART
  STORES INC  COM            931142103    18,893    256,000 Shared-Defined 4, 6            256,000   -        -
WAL MART
  STORES INC  COM            931142103    69,815    946,000 Shared-Defined 4, 8, 11        946,000   -        -
WAL MART
  STORES INC  COM            931142103   132,028  1,789,000 Shared-Defined 4, 5, 9       1,789,000   -        -
WAL MART
  STORES INC  COM            931142103    62,656    849,000 Shared-Defined 4, 10           849,000   -        -
WAL MART
  STORES INC  COM            931142103 2,761,053 37,412,642 Shared-Defined 4, 11        37,412,642   -        -
WAL MART
  STORES INC  COM            931142103    37,712    511,000 Shared-Defined 4, 14           511,000   -        -
WASHINGTON
  POST CO     CL B           939640108    53,841    148,311 Shared-Defined 1, 2, 4, 11           -   -  148,311
WASHINGTON
  POST CO     CL B           939640108   235,303    648,165 Shared-Defined 4, 10                 -   -  648,165
WASHINGTON
  POST CO     CL B           939640108   324,659    894,304 Shared-Defined 4, 11                 -   -  894,304
WASHINGTON
  POST CO     CL B           939640108    13,427     36,985 Shared-Defined 4, 12                 -   -   36,985
WELLS
  FARGO &
  CO NEW      COM            949746101   359,112 10,400,000 Shared-Defined 4            10,400,000   -        -
WELLS
  FARGO &
  CO NEW      COM            949746101   552,480 16,000,000 Shared-Defined 1, 2, 4, 11  16,000,000   -        -
WELLS
  FARGO &
  CO NEW      COM            949746101   183,130  5,303,500 Shared-Defined 2, 4, 11      5,303,500   -        -
WELLS
  FARGO &
  CO NEW      COM            949746101   235,248  6,812,857 Shared-Defined 3, 4, 5       6,812,857   -        -
WELLS
  FARGO &
  CO NEW      COM            949746101 2,277,720 65,963,496 Shared-Defined 4, 5         65,963,496   -        -

WELLS FARGO & CO NEW  COM    949746101     28,315     820,000 Shared-Defined 4, 6          820,000   -  -
WELLS FARGO & CO NEW  COM    949746101     58,701   1,700,000 Shared-Defined 4, 7        1,700,000   -  -
WELLS FARGO & CO NEW  COM    949746101  1,245,469  36,069,200 Shared-Defined 4, 8, 11   36,069,200   -  -
WELLS FARGO & CO NEW  COM    949746101    354,520  10,267,000 Shared-Defined 4, 5, 9    10,267,000   -  -
WELLS FARGO & CO NEW  COM    949746101  1,736,972  50,303,270 Shared-Defined 4, 10      50,303,270   -  -
WELLS FARGO & CO NEW  COM    949746101  7,338,057 212,512,502 Shared-Defined 4, 11     212,512,502   -  -
WELLS FARGO & CO NEW  COM    949746101     96,270   2,788,000 Shared-Defined 4, 12       2,788,000   -  -
WELLS FARGO & CO NEW  COM    949746101     55,584   1,609,720 Shared-Defined 4, 13       1,609,720   -  -
WELLS FARGO & CO NEW  COM    949746101     69,060   2,000,000 Shared-Defined 4, 14       2,000,000   -  -

                      Total            75,326,633